Segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segments
Note 4 - Segments
We view our operations and manage our business as a single operating segment, our dayrate segment, based on the information provided to our CODM. Our key performance metric is operating income as presented in our Consolidated Statements of Operations. The significant segment expense categories regularly provided to our CODM include our rig operating and maintenance expenses and our general and administrative expenses, as presented in our Consolidated Statements of Operations. Total assets, as presented on our Consolidated Balance Sheet, is attributable to our single operating segment.
Geographic data
Revenues for our drilling activities are attributed to geographical areas based on the countries where we operate and generate revenue.
Our revenues by geographic area are as follows:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Southeast Asia	295.8	285.9	233.0
West Africa	279.1	187.8	168.6
The Americas	226.4	289.6	191.2
Middle East and North Africa	176.6	210.9	147.8
Europe	42.9	36.4	31.0
Total	1,020.8	1,010.6	771.6
The net book value of our jack-up rigs by geographic area is as follows:

	As of December 31,
(In $ millions)	2025	2024
The Americas	940.8	961.0
Southeast Asia	782.3	809.9
Middle East and North Africa	511.0	366.6
West Africa	421.1	434.8
Europe	87.5	250.9
Total	2,742.7	2,823.2
Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenue or operating profits generated by such assets during the associated periods.
Major customers
The following customers accounted for more than 10% of our dayrate revenues in one or more of the periods presented:

	For the Years Ended December 31,
(In % of operating revenues)	2025	2024	2023
Eni S.p.A	18%	13%	14%
PTT Exploration and Production Public Company Limited	11%	12%	5%
Irish Energy Drilling Asset, DAC	10%	13%	—%
Saudi Arabian Oil Company	6%	14%	14%
Perfomex	—%	3%	17%
Total	45%	55%	50%